[Janus Letterhead]
February 14, 2011
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS ASPEN SERIES (the “Registrant”)
1933 Act File No. 033-63212
1940 Act File No. 811-7736
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 50 and Amendment No. 52 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) that relates to the annual update to the Registrant’s Registration Statement. The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.
The following prospectuses and statements of additional information (“SAIs”) are included in this filing:
•	Combined Portfolios Prospectus — Institutional Shares

•	Combined Portfolios Prospectus — Service Shares

•	Combined Portfolios Prospectus — Service II Shares

•	Dynamic Allocation Portfolio Prospectus — Service Shares

•	Combined Portfolios SAI — Institutional Shares

•	Combined Portfolios SAI — Service Shares

•	Combined Portfolios SAI — Service II Shares

•	Dynamic Allocation Portfolio SAI — Service Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAIs comprising the Amendment as follows:
•	The combined Portfolios prospectuses and SAIs for Institutional Shares, Service Shares, and Service II Shares are each cumulatively marked against the corresponding prospectuses and SAIs dated May 1, 2010.
•	The Dynamic Allocation Portfolio prospectus and SAI are cumulatively marked against the Modular Portfolio Construction Portfolio prospectus and SAI dated May 1, 2010.

As indicated on the facing page of the Amendment and in accordance with Rule (a)(1) of the 1933 Act, the Amendment is scheduled to become effective on May 1, 2011.
Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.
Best Regards,

/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq.
Patrick Scott, Esq.
Donna Brungardt